Investments and Investment Options	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Nonparticipant-Directed Investment [Line Items]
Investments and Investment Options
(3)
Investments and Investment Options

Each participant has the right to direct his or her contributions and the Company’s matching contributions, once remitted, among the investment funds offered by the Plan. Descriptions of the Plan’s investment fund options are included in the summary plan description provided to all eligible employees.

Participants may direct their investment contributions to the following investment funds: T. Rowe Price Retirement 2010 Fund, T. Rowe Price Retirement 2015 Fund, T. Rowe Price Retirement 2020 Fund, T. Rowe Price Retirement 2025 Fund, T. Rowe Price Retirement 2030 Fund, T. Rowe Price Retirement 2035 Fund, T. Rowe Price Retirement 2040 Fund, T. Rowe Price Retirement 2045 Fund, T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement 2055 Fund, T. Rowe Price Retirement 2060 Fund, T. Rowe Price Retirement 2065 Fund, Putnam Large Cap Value Trust CL1, Northern Trust MSCI ACWI EX US Index Fund TR3, Invesco Stable Value Retirement Fund CL1, BlackRock Russell 2000 Fund, Northern Trust Collective Aggregate Bond Index Fund, Northern Trust Collective S&P 500 Index Fund TR3, American Bond Fund of America Class R-6, Prudential Jennison Large Cap Growth Fund, Fidelity Mid Cap Index, DFA Real Estate Securities Portfolio Institutional Class, Active Multi-Manager Emerging Markets Equity Fund, PIMCO Rae US Small Fund Institutional Class, Harbor International Fund, American Beacon Small Cap Value Fund, American Century Small Cap Growth Fund, BlackRock Global Allocation Fund and Company common stock.

Stable Value Trust

The Plan invests in the Invesco Stable Value Trust (“Stable Value Trust”) which is a collective trust that has entered into benefit-responsive guaranteed investment contracts and wrapper contracts with various financial institutions. The financial institutions maintain the contributions in investment contracts. The contracts are credited with earnings on the underlying investments and charged for participant withdrawals and administrative expenses.

The guaranteed investment contracts held by the Stable Value Trust are fully benefit-responsive, therefore contract value is the relevant measurement attribute for that portion of the investment. Contract value, as reported to the Plan by the manager of the Stable Value Trust, represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value. Therefore, contract value of the guaranteed investment contracts held by the Stable Value Trust is considered fair value.

There are no reserves against contract value for credit risk of the contract issuers or otherwise. The crediting interest rate is based on a formula agreed upon with the issuers.

Certain events limit the ability of the Plan to transact at contract value with the wrap issuer. However, the Plan’s management is not aware of the occurrence or likely occurrence of any such events, which would limit the Plan’s ability to transact at contract value with participants. The issuer may terminate a wrap contract for cause at any time.